UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS Funds
(Exact name of registrant as specified in charter)

1939 Friendship Drive.
Suite C
El Cajon, CA	92020
(Address of principal executive offices)	(Zip code)

CT Corporation System
155 Federal St.,
Suite 700,
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

Item1. Report to Stockholders.

SEMI-ANNUAL REPORT
April 30, 2016

TICKER ENSBX

Ensemble Fund

PERFORMANCE INFORMATION (Unaudited)

April 30, 2016 NAV $9.47

TOTAL RETURNS AS OF APRIL 30, 2016

Since
Inception(A)
Ensemble Fund	-5.30%
S&P 500® Index (B)	-0.74%

Annual Fund Operating Expense Ratio (from 11/2/2015 Prospectus): 1.00%

The Fund’s expense ratio for the period ended April 30, 2016 can be found in the financial highlights included within this report.

(A) Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Ensemble Fund commenced operations on November 2, 2015.

(B) The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-785-8165. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2016 Semi-Annual Report 1

Ensemble Fund

                                                                     Ensemble Fund
                                                  by Sectors (as a percentage of Net Assets)
                                                                        April 30, 2016
                                                                         (Unaudited)

                                    * Net Cash represents cash and other assets in excess of liabilities.

Availability of Quarterly Schedule of Investments
(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

Ensemble Capital Management, LLC, the Fund’s investment adviser (“Adviser”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.ensemblefund.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent period ended June 30th, will be available without charge, upon request, by calling our toll free number (1-800-785-8165). This information is also available on the SEC’s website at http://www.sec.gov.

2016 Semi-Annual Report 2

Expense Example
(Unaudited)

Shareholders of this Fund incur ongoing costs consisting of management fees. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. Additionally, your account will be indirectly subject to the expenses of any underlying funds. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on November 2, 2015 and held through April 30, 2016.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or the charges assessed by Mutual Shareholder Services, LLC as described above and expenses of any underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	November 2, 2015
	November 2, 2015	April 30, 2016	to April 30, 2016

Actual	$1,000.00	$947.00	$4.81*

Hypothetical**	$1,000.00	$1,019.89	$5.02
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/366 (to reflect the partial period).

** The hypothetical example is calculated assuming that the Fund has been in opera-
tion for the full six-month period from November 1, 2015 to April 30, 2016. As a result, expenses shown in this row are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2016 Semi-Annual Report 3

Ensemble Fund
		Schedule of Investments
		April 30, 2016 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS

Agriculture Chemicals
2,820	The Scotts Miracle-Gro Company	$199,600	3.06%
Aircraft Part & Auxiliary Equipment, NEC
1,925	TransDigm Group Incorporated *	438,650	6.73%
Arrangement of Transportation of Freight & Cargo
5,830	Expeditors International of Washington, Inc.	289,226	4.44%
Banks
3,410	First Republic Bank	239,791	3.68%
Beverages
2,800	PepsiCo, Inc.	288,288	4.43%
Cable & Other Pay Television Services
5,980	Discovery Communications, Inc. - Class A *	163,314
2,580	Time Warner Inc.	193,861
		357,175	5.48%
Electronic Computers
2,860	Apple Inc.	268,096	4.12%
Industrial Instruments for Measurement, Display and Control
11,220	Sensata Technologies Holding N.V. * (Netherlands)	422,657	6.50%
Oil & Gas Field Machinery & Equipment
9,140	National Oilwell Varco, Inc.	329,406
17,110	NOW Inc. *	309,006
		638,412	9.80%
Orthopedic, Prosthetic & Surgical Appliances & Supplies
180	Intuitive Surgical, Inc. *	112,745	1.73%
Retail - Jewelry Stores
880	Tiffany & Co.	62,788	0.96%
Security Brokers, Dealers & Flotation Companies
9,410	The Charles Schwab Corporation	267,338	4.10%
Semiconductors & Related Devices
9,350	Intel Corporation	283,118	4.35%
Services - Business Services, NEC
7,420	Broadridge Financial Solutions, Inc.	444,013
4,490	MasterCard Incorporated - Class A	435,485
		879,498	13.50%
Services - Computer Programming, Data Processing, Etc.
635	Alphabet Inc. - Class A *	449,504	6.90%
Services - Engineering, Accounting, Research, Management
3,280	Paychex, Inc.	170,954	2.62%
Services - Management Services
8,540	The Advisory Board Company *	270,206	4.15%
Title Insurance
7,400	First American Financial Corporation	266,548	4.09%
Trucking (No Local)
4,500	Landstar System, Inc.	294,975	4.53%
Total for Common Stocks (Cost - $6,274,808)		6,199,569	95.17%
Other Assets in Excess of Liabilities		314,903	4.83%
Net Assets		$6,514,472	100.00%

* Non-Income Producing Security. The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 4

Ensemble Fund

Statement of Assets and Liabilities (Unaudited)
April 30, 2016

Assets:
Investment Securities at Fair Value	$6,199,569
(Cost - $6,274,808)
Cash	404,020
Receivable for Shareholder Purchases	2,000
Dividend Receivable	1,399
Total Assets	6,606,988
Liabilities:
Payable to Adviser (Note 4)	5,159
Payable for Securities Purchased	87,357
Total Liabilities	92,516
Net Assets	$6,514,472

Net Assets Consist of:
Paid In Capital	$6,608,703
Accumulated Undistributed Net Investment Income (Loss)	1,835
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	(20,827)
Unrealized Appreciation (Depreciation) in Value of Investments
Based on Identified Cost - Net	(75,239)
Net Assets, for 688,266 Shares Outstanding	$6,514,472
(Unlimited shares authorized)
Net Asset Value and Offering Price Per Share
($6,514,472/688,266 shares)	$9.47
Redemption Price * ($9.47 x 0.98) (Note 2)	$9.28

Statement of Operations (Unaudited)
For the period November 2, 2015** through April 30, 2016

Investment Income:
Dividends	$22,356
Interest	9
Total Investment Income	22,365
Expenses:
Management Fees (Note 4)	20,530
Total Expenses	20,530

Net Investment Income (Loss)	1,835

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(20,827)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(75,239)
Net Realized and Unrealized Gain (Loss) on Investments	(96,066)

Net Increase (Decrease) in Net Assets from Operations	$(94,231)

* Reflects a 2% redemption fee if shares are redeemed within 90 days of purchase. ** Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 5

Ensemble Fund

Statement of Changes in Net Assets	(Unaudited)
	11/2/2015*
	to
	4/30/2016
From Operations:
Net Investment Income (Loss)	$1,835
Net Realized Gain (Loss) on Investments	(20,827)
Change in Net Unrealized Appreciation (Depreciation)	(75,239)
Increase (Decrease) in Net Assets from Operations	(94,231)
From Distributions to Shareholders:
Net Investment Income	-
Net Realized Gain from Security Transactions	-
Change in Net Assets from Distributions	-
From Capital Share Transactions:
Proceeds From Sale of Shares	6,609,747
Proceeds From Redemption Fees (Note 2)	-
Shares Issued on Reinvestment of Dividends	-
Cost of Shares Redeemed	(1,044)
Net Increase (Decrease) from Shareholder Activity	6,608,703

Net Increase (Decrease) in Net Assets	6,514,472

Net Assets at Beginning of Period	-
Net Assets at End of Period (Including Accumulated Undistributed
Net Investment Income (Loss) of $1,835)	$6,514,472

Share Transactions:
Issued	688,377
Reinvested	-
Redeemed	(111)
Net Increase (Decrease) in Shares	688,266
Shares Outstanding Beginning of Period	-
Shares Outstanding End of Period	688,266

Financial Highlights
Selected data for a share outstanding throughout the period:	(Unaudited)
	11/2/2015*
	to
	4/30/2016
Net Asset Value -
Beginning of Period	$10.00
Net Investment Income (Loss) (a)	-	+
Net Gain (Loss) on Securities
(Realized and Unrealized)	(0.53)
Total from Investment Operations	(0.53)
Distributions (From Net Investment Income)	-
Distributions (From Realized Capital Gains)	-
Total Distributions	-
Net Asset Value -
End of Period	$9.47
Total Return(b)	(5.30)%	***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$6,514
Ratio of Expenses to Average Net Assets	1.00%	**
Ratio of Net Investment Income (Loss) to Average Net Assets	0.09%	**
Portfolio Turnover Rate	7.81%	***

+ Amount calculated is less than $0.005.
* Commencement of Operations.
** Annualized.
*** Not Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.

The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 6

NOTES TO THE FINANCIAL STATEMENTS
ENSEMBLE FUND
April 30, 2016
(UNAUDITED)

1.) ORGANIZATION
The Ensemble Fund (the “Fund”) was organized as a non-diversified series of PFS Funds (the “Trust”) on September 23, 2015 and commenced operations on November 2, 2015. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000. Prior to March 5, 2010, the Trust was named Wireless Fund. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of April 30, 2016, there were nine series authorized by the Trust. The Fund’s objective is to seek long-term capital appreciation. The investment adviser to the Fund is Ensemble Capital Management, LLC (the “Adviser”). Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION
The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. During the period November 2, 2015 through April 30, 2016, proceeds from redemption fees were $0.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s initial tax return. The Fund identifies its major tax jurisdictions as U.S. Federal tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period November 2, 2015 through April 30, 2016, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. The differences between book and tax basis are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in

2016 Semi-Annual Report 7

Notes to the Financial Statements (Unaudited) - continued

nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, result of operations, or net asset value per share of the Fund.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

ORGANIZATIONAL & OFFERING EXPENSES
All costs incurred by the Fund in connection with the organization, offering and initial registration of the Fund, principally professional fees, were paid on behalf of the Fund by the Adviser and will not be borne by the Fund.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

OTHER
The Fund records security transactions based on a trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.) INVESTMENT SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices in active markets included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

2016 Semi-Annual Report 8

Notes to the Financial Statements (Unaudited) - continued

Equity securities (common stocks). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities are valued by a pricing service when the Fund’s adviser believes such prices are accurate and reflect the fair market value of such securities. If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund’s adviser, subject to Board review. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no standard procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of April 30, 2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$6,199,569	$0	$0	$6,199,569
Total	$6,199,569	$0	$0	$6,199,569

The Fund did not hold any Level 3 assets during the period November 2, 2015 through April 30, 2016. There were no transfers into or out of level 1 and level 2 during the period November 2, 2015 through April 30, 2016. It is the Fund’s policy to consider transfers into or out of level 1 and level 2 as of the end of the reporting period.

4.) INVESTMENT ADVISORY AGREEMENT
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Adviser. The Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment, and executive personnel necessary for managing the Fund and pays the operating expenses of the Fund excluding management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, fees and expenses of acquired funds, fees pursuant to Rule 12b-1 distribution plans, and extraordinary or non-recurring expenses. For its services the Adviser receives an investment management fee equal to 1.00% of the average daily net assets of the Fund.

As a result of the above calculation, for the period November 2, 2015 through April 30, 2016, the Adviser earned management fees totaling $20,530. At April 30, 2016, the Fund owed $5,159 to the Adviser.

2016 Semi-Annual Report 9

Notes to the Financial Statements (Unaudited) - continued

5.) RELATED PARTY TRANSACTIONS
Jeffrey R. Provence of Premier Fund Solutions, Inc. (the “Administrator”) also serves as trustee/officer of the Fund. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator of the Fund by the Adviser.

The Trustees who are not interested persons of the Fund were each paid $500, for a total of $1,500, in Trustees’ fees for the period November 2, 2015 through April 30, 2016 by the Adviser.

6.) CAPITAL SHARES
The Trust is authorized to issue an unlimited number of shares. Paid in capital at April 30, 2016 was $6,608,703, representing 688,266 shares outstanding.

7.) PURCHASES AND SALES OF SECURITIES
For the period November 2, 2015 through April 30, 2016, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $6,602,558 and $306,923, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2016, Charles Schwab & Co., Inc., for the benefit of its customers, held, in aggregate, 73.88% of the shares in the Fund. The Trust does not know whether any underlying accounts of Charles Schwab & Co., Inc. owned or controlled 25% or more of the voting securities of the Fund. Also, Philanthropic Ventures Foundation, beneficially, held, in aggregate, 25.43% of the shares in the Fund as of April 30, 2016.

9.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at April 30, 2016 was $6,274,808. At April 30, 2016, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation/(Depreciation)
$260,759	($335,998)	($75,239)

As of April 30, 2016, there were no differences between book basis and tax basis.

10.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2016 Semi-Annual Report 10

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2016 Semi-Annual Report 11

ADDITIONAL INFORMATION
April 30, 2016
(Unaudited)

APPROVAL OF MANAGEMENT AGREEMENT BETWEEN THE TRUST AND ENSEMBLE CAPITAL MANAGEMENT, LLC ON BEHALF OF THE ENSEMBLE FUND
On September 23, 2015, the Board of Trustees (the “Board” or the “Trustees”) reviewed and discussed the approval of the Management Agreement between Ensemble Capital Management, LLC (“Ensemble”) and the Trust with respect to the Ensemble Fund, as well as the amendments to the various proposed service agreements between the Trust and the service providers. The Board discussed the arrangements between Ensemble and the Trust with respect to the Ensemble Fund. The Board reflected on its discussions with a representative from Ensemble regarding the proposed Management Agreement (the “Management Agreement”) and the manner in which the Ensemble Fund was to be managed. Counsel referred the Board to the Board Materials, which included, among other things, a memorandum from Counsel addressing the duties of Trustees regarding the approval of the proposed Management Agreement, a letter from Counsel to Ensemble and its respective responses thereto, financial information, a copy of Ensemble’s Form ADV, and a fee comparison analysis of the Ensemble Fund and comparable mutual funds as of June 30, 2015. Counsel reviewed with the Board the memorandum from Counsel and the proposed Management Agreement and outlined the various factors the Board should consider in deciding whether to approve the Management Agreement.

In deciding whether to approve the Management Agreement, the Trustees considered numerous factors, including:

1. The nature, extent, and quality of the services to be provided by Ensemble.

In this regard, the Board considered the responsibilities of Ensemble under the Management Agreement. The Board reviewed the services to be provided by Ensemble to the prospective Ensemble Fund including, without limitation, the procedures for formulating investment recommendations and assuring compliance with the Ensemble Fund’s investment objectives and limitations, the efforts of Ensemble during the Ensemble Fund’s start-up phase, its coordination of services for the Ensemble Fund among the service providers, and the anticipated efforts of Ensemble to promote the Ensemble Fund and grow its assets. The Board considered: Ensemble’s anticipated staffing and methods of operating; the education and experience of its personnel; and the compliance programs, policies, and procedures that would be relied upon by Ensemble. After reviewing the foregoing and further information from Ensemble, the Board concluded that the quality, extent, and nature of the services to be provided by Ensemble was satisfactory and adequate for the Ensemble Fund.

2. Investment Performance of the Ensemble Fund and Ensemble.

The Board noted that the Ensemble Fund had not commenced operations and thus did not have investment performance information to review. The Board also noted that Ensemble manages an Equity strategy and noted its performance as of June 30, 2015 and for various periods including since inception as compared to its benchmark index.

3. The costs of the services to be provided and profits to be realized by Ensemble from the relationship with the Ensemble Fund.

In this regard, the Board considered: the financial condition of Ensemble and the level of commitment to the Ensemble Fund by Ensemble’s principals; the payment of startup costs for the Ensemble Fund by Ensemble; the projected asset levels of the Ensemble Fund; and the overall anticipated expenses of the Ensemble Fund, including the expected nature and frequency of advisory fee payments. The Board also considered potential benefits for Ensemble in managing the Ensemble Fund. The Board compared the expected fees and expenses of the Ensemble Fund (including the advisory fee) to other funds comparable to it in terms of the type of fund, the style of investment management, the anticipated size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board noted that the advisory fee payable to Ensemble under the proposed Management Agreement was above the group of funds of similar size, style and objective categorized by Morningstar (the “Peer Group”) and the Morningstar Mid-Cap Growth category average, but the fee payable to Ensemble was a unitary fee unlike other funds represented in the Peer Group. The Board determined that these advisory

2016 Semi-Annual Report 12

Additional Information (Unaudited) - continued

fees were within an acceptable range in light of the services to be rendered by Ensemble. The Board determined that the overall fee arrangements for Ensemble with respect to the Ensemble Fund were fair and reasonable. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Ensemble were fair and reasonable.

4. The extent to which economies of scale would be realized as the Ensemble Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Ensemble Fund’s investors.

In this regard, the Board considered the Ensemble Fund’s fee arrangements with Ensemble. The Board noted that the advisory fee would remain the same at various asset levels. It was noted that Ensemble was obligated to pay certain of the Ensemble Fund’s operating expenses which had the effect of limiting the overall fees paid by the Ensemble Fund. Following further discussion of the Ensemble Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the Ensemble Fund’s fee arrangement with Ensemble was fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by Ensemble.

5. Possible conflicts of interest and benefits to Ensemble.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Ensemble Fund; the basis of decisions to buy or sell securities for the Ensemble Fund; the method for bunching of portfolio securities transactions; the substance and administration of Ensemble’s Code of Ethics and other relevant policies described in Ensemble’s Form ADV. The Board noted that Ensemble has no affiliates. The Board also noted that potential conflicts could arise when Ensemble trades securities for the Ensemble Fund and other managed accounts, but they noted Ensemble’s procedures to address such conflicts. Following further consideration and discussion, the Board indicated that Ensemble’s standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory. The Board noted that Ensemble may utilize soft dollars. The Board also noted that Ensemble may realize benefits by virtue of investing all of a portion of separate accounts managed by Ensemble into the Ensemble Fund.

Next, the Independent Trustees met in executive session with Counsel to discuss the approval of the Management Agreement. The officers of the Trust were excused during this discussion. Upon reconvening, it was the Board’s consensus (including a majority of the independent Trustees) that the fees to be paid to Ensemble, pursuant to the Management Agreement, were reasonable, and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, including such services to be rendered and such other matters as the Board has considered to be relevant in the exercise of its business judgment.

2016 Semi-Annual Report 13

Investment Adviser
Ensemble Capital Management, LLC

Legal Counsel
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM

Custodian
US Bank, N.A.

Distributor
Rafferty Capital Markets, LLC

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

This report is provided for the general information of the shareholders of the Ensemble
Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Ensemble Fund
 www.ensemblefund.com
1-800-785-8165

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6. Schedule of Investments.  Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/Ross C. Provence Ross C. Provence President

Date: 6/30/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence Ross C. Provence President

Date: 6/30/16

By: /s/Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 6/30/16